Share Option and Warrant Reserves (Details 3)	6 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Statement [Line Items]
Number of share options outstanding beginning of the year	9,036,589	9,036,589	6,751,997	6,751,997	8,141,004
Weighted average exercise price outstanding beginning of the year | (per share)	$ 1.46	$ 1.46	$ 2.00	$ 2.00	$ 2.67
Options outstanding, remaining contractual life	3 years 8 months 4 days
Number of options exercisable	5,991,590	5,991,590
Options exercisable, exercise price		$ 1.68
Options exercisable, remaining contractual life	3 years 2 months 23 days
Exercise Price Range 1
Statement [Line Items]
Number of share options outstanding beginning of the year	6,185,969	6,185,969
Weighted average exercise price outstanding beginning of the year		$ 1.12
Options outstanding, remaining contractual life	3 years 11 months 19 days
Number of options exercisable	3,140,970	3,140,970
Options exercisable, exercise price		$ 1.22
Options exercisable, remaining contractual life	3 years 4 months 20 days
Exercise Price Range 2
Statement [Line Items]
Number of share options outstanding beginning of the year	2,847,703	2,847,703
Weighted average exercise price outstanding beginning of the year		$ 2.19
Options outstanding, remaining contractual life	3 years 21 days
Number of options exercisable	2,847,703	2,847,703
Options exercisable, exercise price		$ 2.19
Options exercisable, remaining contractual life	3 years 21 days
Exercise Price Range 3
Statement [Line Items]
Number of share options outstanding beginning of the year	2,917	2,917
Weighted average exercise price outstanding beginning of the year		$ 8.23
Options outstanding, remaining contractual life	2 months 12 days
Number of options exercisable	2,917	2,917
Options exercisable, exercise price		$ 8.23
Options exercisable, remaining contractual life	2 months 12 days